A2 Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2023
Disclosure Of Accounting Judgements And Estimates [Abstract]
A2 Critical accounting estimates and judgments

Critical accounting estimates and judgments
The preparation of financial statements and application of accounting standards often involve management’s judgment and the use of estimates and assumptions deemed to be reasonable at the time they are made. However, other results may be derived with different judgments or using different assumptions or estimates, and events may occur that could require a material adjustment to the carrying amount of the asset or liability affected. Examples of this could occur with a change in strategy or restructuring. Judgments for accounting policies to be applied as well as estimates may also be impacted due to this. The following are the most important accounting policies subject to such judgments and the key sources of estimation uncertainty that the Company believes could have the most material impact on the reported results and financial position.
The information in this note is grouped as per:
–	Key sources of estimation uncertainty
–	Judgments management has made in the process of applying the Company’s accounting policies.
Revenue recognition
Key sources of estimation uncertainty
The Company uses estimates and judgments in determining the amount and timing of revenue particularly when determining the transaction price and its allocation to performance obligations identified under the contract.
Transaction price, including variable considerations, for example volume rebate earnings, is estimated at the commencement of the contract (and periodically thereafter). Judgment is used in the estimation process based on historical experience with the type of business and customer. This includes assessment of price concession based on latest available information on contract negotiations that could have retrospective impact on prices for products and services already ordered or delivered.
The Company uses an adjusted market assessment approach to estimate stand-alone selling prices for its products and services for the purposes of allocating transaction price.
Judgments made in relation to accounting policies applied
Management applies judgment when assessing the customer’s ability and intention to pay in a contract. The assessment is based on the latest customer credit standing and the customer’s past payment history. This assessment may change during the contract execution, and if there is evidence of deterioration in the customer’s ability or intention to pay, then no further revenue shall be recognized until the collectability criteria is met. Conversely, this assessment may also change favorably over time, upon which revenue shall now be recognized on a contract that did not initially meet the collectability criteria.
Revenue for standard products is recognized when control over the equipment is transferred to the customer at a point in time. This assessment shall be viewed from a customer’s perspective considering indicators such as transfer of titles and risks, customer acceptance, physical possession, and billing rights. Judgment may be applied in determining whether risk and rewards have been transferred to the customer and whether the customer has accepted the products. Often all indicators of transfer of control are assessed together and an overall judgment formed as to when transfer of control has occurred in a customer contract.
Impairment allowance on receivables and contract assets
Key sources of estimation uncertainty
The Company monitors the financial stability of its customers, the environments in which they operate and historical credit losses. This is combined with expectations of future economic conditions to calculate expected credit losses (ECLs). ECLs on trade receivables and contract assets are assessed using a provision matrix based on days past due for groupings of customers that are classified as low, medium and high. The amount of ECLs is sensitive to changes in the payment patterns, circumstances of our customers and the environments in which they operate as well as management’s expectations of future economic conditions. Actual credit losses may be higher or lower than expected, therefore are regularly monitored to ensure the provision matrix is updated if required. Total allowances for expected credit losses as of December 31, 2023 were SEK 2.6 (2.5) billion or 5% (4%) of gross trade receivables and contract assets. For further detailed information see note F1 “Financial risk management”.
Customer financing receivables are valued at fair value on an individual basis. When market pricing is not available, an internal valuation model is applied considering external credit rating, political and commercial risks and bank pricing. Regular monitoring of customer behavior is also a part of the internal assessment. At December 31, 2023, the fair value of customer finance receivables amounted to SEK 6.9 (5.4) billion. For further detailed information see note F1 “Financial risk management”.
Inventory valuation
Key sources of estimation uncertainty
Inventories are valued at the lower of cost and net realizable value. Estimates are required in relation to forecasted sales volumes, prices and inventory balances. Inventory write-downs during the period, amounted to SEK 4.0 (3.9) billion or 10% (8%) of gross inventory at year end
. For further detailed information, see note B5 “Inventories.”
Judgments made in relation to accounting policies applied
In situations where excess inventory balances are identified, estimates of net realizable values for the excess volumes are made.
Allowances for obsolescence in inventory considers aging, historical consumption and judgments around market demands. There may also be judgments around internal and external circumstances, e.g. withdrawal of a product or economic and political changes in the global market.
Acquired customer relationships, intellectual property rights and other intangible assets, including goodwill
Key sources of estimation uncertainty
At initial recognition, future cash flows are estimated, to ensure that the initial carrying values do not exceed the expected discounted cash flows for the items of this type of asset. After initial recognition, impairment testing is performed when there is an indication of impairment. Additionally, goodwill impairment testing is performed once per year aligned with updated business plans. An indication of impairment may be a material deviation in actual cash flows compared to the business plan as well as new estimates that indicate lower future cash flows. The estimation uncertainty is considered higher for
the Enterprise segment than the other segments in the next twelve months. Impairment losses for intangible assets and goodwill amounted to SEK –31.9 (–0.1) billion for 2023.
At December 31, 2023, the carrying amount of acquired intangible assets amounted to SEK 75.6 (110.9) billion, including goodwill of SEK 52.9 (84.6) billion.
For further discussion on goodwill, see note A1 “Material accounting policies.” Estimates related to acquired intangible assets are based on similar assumptions and risks as goodwill. For more information, see note C1 “Intangible assets.”
Judgments made in relation to accounting policies applied
At initial recognition and subsequent remeasurement, management judgments are made, both for key assumptions and impairment indicators.
Management judgment is required for the purchase price allocation, for example when determining the fair values of acquired intangible assets. Judgment is also required in defining the cash-generating units for impairment testing purposes.
Leases
Key sources of estimation uncertainty
Estimation uncertainty exists due to possible future changes in business operations, which may impact the actual lease term of a contract. For example, if a restructuring program is initiated which could mean termination of existing lease contracts. The determination of the rates at which the lease liabilities are discounted is another uncertainty and this affects the lease liability and interest expense amounts. At December 31, 2023, lease liabilities amounted to SEK 7.5 (9.3) billion. For more information, see note C3 “Leases.”
Judgments made in relation to accounting policies applied
At initial recognition and subsequent remeasurement, management judgment is used for the term applied in a lease contract. The outcome of these judgments may turn out not to match the actual outcome of the lease and may have an adverse effect on the right-of-use
assets. An incremental borrowing rate is used in discounting of the lease liabilities and requires judgment to reflect the rate of interest that would have to be paid to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment.
Provisions and contingent liabilities
Key sources of estimation uncertainty
The key sources of estimation uncertainty relating to provisions are the assessment of the probability of outflow and whether a reliable estimate can be made. Supplier-related provisions require a reliable forecast of sales volumes to estimate the expected usage of the committed inventory purchases. Therefore, estimation uncertainty exists regarding the forecast and expected usage to assess the risk and the provision amount. Estimation uncertainty exists regarding restructuring provisions as the eventual outcome of the program, in terms of costs and actual impacted employees, may differ from the estimates made in the management plan. Estimation uncertainty exists with respect to ongoing internal investigations, proceedings and other matters with government and regulatory authorities. The Company’s internal investigation and its cooperation with authorities in relation to the matters discussed in the 2019 internal Iraq investigation report remain open and ongoing. Estimation uncertainty over the expected settlement relating to litigation and disputes including intellectual property related topics such as patents exists as they may continue over several years and the outcome is unknown.
The same estimation uncertainties described above for provisions exist for contingent liabilities. Contingent liabilities mainly relate to estimates for litigation
including intellectual property related topics such as patents, tax litigation, losses on customer contracts, and pension guarantees. As the contingent liabilities will only be confirmed in the future based on the resolution of the litigation or dispute, management is required to estimate the possibility of an adverse outcome occurring and the potential settlement value. A contingent liability may exist at year end, and/or expense (provision) may have to be recognized at a later stage based on the latest conditions and progress of the potential obligation.
Provisions and contingent liabilities are regularly reassessed based on the latest information available and are adjusted to reflect the Company’s best estimate of the eventual outcome.
At December 31, 2023, provisions amounted to SEK 11.7 (11.6) billion. For further detailed information, see note D1 “Provisions.”
At December 31, 2023, contingent liabilities disclosed amounted to SEK
3.0 (3.3) billion. For further detailed information, see note D2 “Contingent liabilities” including a description of contingent liabilities which cannot be quantified.
Judgments made in relation to accounting policies applied
The nature and type of risks for these provisions and contingencies differ and management applies judgment regarding the nature and extent of the obligations in deciding the probability of the outcome. Further judgment is required in determining the value of the present or possible obligation as this is based on the Company’s best estimate as to the expected future expenditure required to settle the obligation.
Pensions and other post-employment benefits
Key sources of estimation uncertainty
Accounting for the costs of defined benefit pension plans and other applicable post-employment benefits is based on actuarial valuations, relying on key estimates for discount rates, future salary increases, employee turnover rates and mortality tables. The discount rate assumptions are based on rates for high-quality fixed-income investments with durations as close as possible to the Company’s pension plans. In countries where there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied. Judgment is applied in determining the depth of the high-quality corporate bond market in each country. The impact of applying an alternative discount rate based on Swedish covered bonds is disclosed in note G1, “Post-employment benefits.” At December 31, 2023, defined benefit obligations for pensions and other post-employment benefits amounted to SEK 85.5 (83.7) billion and fair value of plan assets amounted
to SEK 62.6 (60.5) billion. For more information on estimates and assumptions, see note G1 “Post-employment benefits.”
Accounting for deferred tax
Key sources of estimation uncertainty
The measurement of deferred tax assets involves judgment regarding the deductibility of costs not yet subject to taxation and estimates regarding sufficient future taxable income to enable utilization of unused tax losses and/ or tax credits in different tax jurisdictions. All deferred tax assets are subject to annual review of probable utilization.
The valuation of temporary differences, tax loss carry-forwards and tax credits are based on management’s estimates of future taxable profits in different tax jurisdictions against which the temporary differences, loss carry-forwards and tax credits may be utilized. These estimates are primarily based on business plans for the Company´s estimated outcome of future taxable profits.
At December 31, 2023, the value of deferred tax assets amounted to SEK 22.4 (19.4) billion. For further detailed information see note H1 “Taxes
.”
The deferred tax assets related to loss carry-forwards are reported as non-current
assets.
Accounting for income tax, value added tax, and other taxes
Key sources of estimation uncertainty
Accounting for income taxes is based upon evaluation of taxable income in all jurisdictions where the profits arise. As prescribed in IFRIC 23, only uncertainty over income tax treatment is considered if and when recognizing and measuring income tax items in the financial statements.
Assets relating to value added tax, and other taxes are separately assessed for recoverability in each jurisdiction according to the local regulations.
The total complexity of rules related to taxes and the accounting for these require management’s involvement in judgments regarding classification of transactions and in estimates of probable outcomes of claimed deductions and/or disputes.
Climate-related factors
Judgments made and key sources of estimation uncertainty
The Company has considered the effect of climate-related factors on the financial statements, see references in the notes B5 “Inventories“ and C1 “Intangible Assets“ on measurements of non-financial
assets. There are also long-term incentive plans with specific climate-related targets as described in note G3 “Share-based compensation” that impacts the financial statements. There are no significant judgments or estimates made in relation to climate-related effect in all these areas.